SHARE-BASED COMPENSATION - Restricted Shares Plan (Details) - Restricted shares $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2025 USD ($)
Shares awarded number
Outstanding at beginning	20,011,440	27,277,728	26,692,248
Vested	(6,709,496)	(6,826,392)	(5,683,896)
Granted	5,702,392	2,225,760	8,769,800
Forfeited	(1,842,848)	(2,665,656)	(2,500,424)
Outstanding at end	17,161,488	20,011,440	27,277,728
Weighted-average grant date fair value per share
Outstanding at beginning | $ / shares	$ 5.9879	$ 5.6734	$ 5.3631
Vested | $ / shares	9.3712	6.1047	5.0877
Granted | $ / shares	10.9081	9.3712	6.1047
Forfeited | $ / shares	6.2381	5.2956	5.2052
Outstanding at end | $ / shares	$ 6.2732	$ 5.9879	$ 5.6734
Unrecognized compensation expenses related to the restricted shares	$ 943,387			$ 121,207
Unrecognized compensation expenses related to the restricted shares expected to be recognized over a weighted-average period	3 years 4 months 17 days
2019 Share Incentive Plan
Shares awarded number
Granted	5,702,392	2,225,760	8,769,800